Related Party Transactions And Former Parent Company Equity	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions And Former Parent Company Equity
RELATED PARTY TRANSACTIONS AND FORMER PARENT COMPANY EQUITY

Northrop Grumman Transitional Services - Post-Spin-Off

In connection with the spin-off, HII entered into a Transition Services Agreement with Northrop Grumman, under which Northrop Grumman or certain of its subsidiaries provided HII at cost with certain enterprise shared services (including information technology, resource planning, financial, procurement, and human resource services), benefits support services, and other specified services. The term of the Transition Services Agreement ended on October 9, 2012. For the years ended December 31, 2012 and 2011, costs incurred for these services under the Transition Services Agreement were approximately $20 million and $75 million, respectively.

Allocation of General Corporate Expenses - Pre-Spin-Off

The consolidated financial statements for the period from January 1, 2011, to March 30, 2011, the date of the spin-off, reflect an allocation of general corporate expenses from Northrop Grumman. These costs were historically allocated to HII's contracts, unless prohibited by the FAR, and generally fall into one of the following categories:

Northrop Grumman management and support services - This category includes costs for functions such as human resources, treasury, risk management, internal audit, finance, tax, legal, executive office, and other administrative support. Human resources, employee benefits administration, treasury, and risk management were generally allocated to the Company based on relative gross payroll dollars; internal audit was generally allocated based on audit hours incurred related to the Company; and the remaining costs were generally allocated using a three-factor-formula that considered the Company's relative amounts of revenues, payroll, and average asset balances as compared with the total value of these factors for all Northrop Grumman entities utilizing these support services (the "Three Factor Formula"). The consolidated financial statements include Northrop Grumman management and support services allocations totaling $32 million for the year ended December 31, 2011.

Shared services and infrastructure costs - This category includes costs for functions such as information technology support, systems maintenance, telecommunications, procurement and other shared services while HII was a subsidiary of Northrop Grumman. These costs were generally allocated to the Company using the Three Factor Formula or based on usage. The consolidated financial statements reflect shared services and infrastructure costs allocations totaling $80 million for the year ended December 31, 2011.

Northrop Grumman-provided benefits - This category includes costs for group medical, dental and vision insurance, 401(k) savings plan, pension and postretirement benefits, incentive compensation and other benefits. These costs were generally allocated to the Company based on specific identification of the benefits provided to Company employees participating in these benefit plans. The consolidated financial statements include Northrop Grumman-provided benefits allocations totaling $169 million for the year ended December 31, 2011.

Management believes that the methods of allocating these costs are reasonable, consistent with past practices, and in conformity with cost allocation requirements of CAS or the FAR.

Related Party Sales and Cost of Sales

Prior to the spin-off, HII purchased and sold certain products and services from and to other Northrop Grumman entities. Purchases of products and services from these affiliated entities, which were recorded at cost, were $44 million for the year ended December 31, 2011. Sales of products and services to these entities were $1 million for the year ended December 31, 2011.

Former Parent's Equity in Unit

Transactions between HII and Northrop Grumman prior to the spin-off have been included in the consolidated financial statements and were effectively settled for cash at the time the transaction was recorded. The net effect of the settlement of these transactions is reflected as Former Parent's Equity in Unit in the consolidated statement of changes in equity.